Nature of the Business (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business
Note 1. Nature of the Business
EverCommerce Inc. and subsidiaries (the “Company” or “EverCommerce”) is a leading provider of integrated software-as-a-service (“SaaS”) solutions for service-based small- and medium-sized businesses (“service SMBs”). Our platform spans across the full lifecycle of interactions between consumers and service professionals with vertical-specific applications. Today, we serve over 500,000 customers across three core verticals: Home Services; Health Services; and Fitness & Wellness Services. Within our core verticals, our customers operate within numerous micro-verticals, ranging from home service professionals, such as construction contractors and home maintenance technicians, to physician practices and therapists in the health services industry, to personal trainers and salon owners in the fitness and wellness sectors. Our platform provides vertically-tailored SaaS solutions that address service SMBs’ increasingly nuanced demands, as well as highly complementary solutions that complete end-to-end offerings, allowing service SMBs and EverCommerce to succeed in the market, and provide end consumers more convenient service experiences. See Note 3 for additional information on acquired subsidiaries. The Company was incorporated in Delaware on September 29, 2016, and began operations on October 17, 2016 (Inception). The Company is headquartered in Denver, Colorado, and has operations across the United States, Canada, Jordan, United Kingdom, Australia and New Zealand. The Company changed its name from PaySimple Holdings, Inc. to EverCommerce Inc. as of December 14, 2020.

Note 1. Nature of the Business
EverCommerce Inc. and subsidiaries (the “Company” or “EverCommerce”) is a leading provider of integrated software-as-a-service (SaaS) solutions for service-based small- and medium-sized businesses, or service (“SMBs”). Our platform spans across the full lifecycle of interactions between consumers and service professionals with vertical-specific applications. Today, we serve over 500,000 customers across three core verticals: Home Services; Health Services; and Fitness & Wellness Services. Within our core verticals, our customers operate within numerous micro-verticals, ranging from home service professionals, such as construction contractors and home maintenance technicians, to physician practices and therapists in the health services industry, to personal trainers and salon owners in the fitness and wellness sectors. Our platform provides vertically-tailored SaaS solutions that address service SMBs’ increasingly nuanced demands, as well as highly complementary solutions that complete end-to-end offerings, allowing service SMBs and EverCommerce to succeed in the market, and provide end consumers more convenient service experiences. See Note 3 for additional information on acquired subsidiaries. The Company was incorporated in Delaware on September 29, 2016, and began operations on October 17, 2016 (Inception). The Company is headquartered in Denver, Colorado, and has operations across the United States, Canada, Jordan, United Kingdom and Australia. The Company changed its name from PaySimple Holdings, Inc. to EverCommerce Inc. as of December 14, 2020.
On October 17, 2016, the Company received an investment from Providence Strategic Growth II LP and Providence Strategic Growth II-A LP (the “Equity Sponsors”). In conjunction with the investment, the Company purchased all of the equity interest of EverCommerce Solutions Inc. (formerly PaySimple, Inc.) through EverCommerce Intermediate Inc. (formerly PaySimple Intermediate, Inc.)
On July 21, 2019, the Company entered into a Stock Purchase Agreement (“Agreement” or “SLP Transaction”) with Silver Lake Alpine, L.P. and Silver Lake Alpine (“Offshore”), L.P. (collectively, “Silver Lake” or the “Purchasers”) and with Providence Strategic Growth II L.P., Providence Strategic Growth II-A L.P., Providence Strategic growth III L.P., Providence Strategic Growth III-A L.P., and PSG PS Co-Investors L.P. (collectively, “PSG” or the “PSG Sellers”) and with certain members of management (the “Eligible Holders”). The SLP transaction was completed on August 23, 2019 and the Company received a minority investment from Silver Lake who then also became Equity Sponsors. See Note 10 for additional information on the SLP transaction.
In September and October 2020, both PSG and Silver Lake purchased additional equity interest. See Note 10 for additional information on these purchases.